FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks	£ 10,746	£ 9,775	£ 6,283
Loans and advances to customers	498,843	494,988
Debt securities, net	5,405	5,544
Financial assets at amortised cost	514,994	510,307
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	171,626	160,189
Derivative financial instruments	29,613	26,369
Assets arising from contracts held with reinsurers	20,385	23,567
Maximum exposure
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks	10,746	9,775
Loans and advances to customers	498,843	494,988
Debt securities, net	5,405	5,544
Financial assets at amortised cost	514,994	510,307
Financial assets at fair value through other comprehensive income	27,437	24,865
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	75,177	64,400
Derivative financial instruments	29,613	26,369
Assets arising from contracts held with reinsurers	20,385	23,567
Off-balance sheet items:
Acceptances and endorsements	131	74
Other items serving as direct credit substitutes	317	366
Performance bonds, including letters of credit, and other transaction-related contingencies	2,105	2,454
Irrevocable commitments and guarantees	73,962	63,504
Off-balance sheet items	76,515	66,398
Maximum exposure to credit risk	744,121	715,906
Offset
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	2,762	2,792
Debt securities, net	0	0
Financial assets at amortised cost	2,762	2,792
Financial assets at fair value through other comprehensive income	0	0
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	0	0
Derivative financial instruments	15,866	14,696
Assets arising from contracts held with reinsurers	0	0
Off-balance sheet items:
Acceptances and endorsements	0	0
Other items serving as direct credit substitutes	0	0
Performance bonds, including letters of credit, and other transaction-related contingencies	0	0
Irrevocable commitments and guarantees	0	0
Off-balance sheet items	0	0
Maximum exposure to credit risk	18,628	17,488
Net exposure
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks	10,746	9,775
Loans and advances to customers	496,081	492,196
Debt securities, net	5,405	5,544
Financial assets at amortised cost	512,232	507,515
Financial assets at fair value through other comprehensive income	27,437	24,865
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	75,177	64,400
Derivative financial instruments	13,747	11,673
Assets arising from contracts held with reinsurers	20,385	23,567
Off-balance sheet items:
Acceptances and endorsements	131	74
Other items serving as direct credit substitutes	317	366
Performance bonds, including letters of credit, and other transaction-related contingencies	2,105	2,454
Irrevocable commitments and guarantees	73,962	63,504
Off-balance sheet items	76,515	66,398
Maximum exposure to credit risk	725,493	698,418
Loans and advances | Maximum exposure
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	28,476	23,475
Loans and advances | Offset
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	0	0
Loans and advances | Net exposure
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	28,476	23,475
Debt securities, treasury and other bills | Maximum exposure
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	46,701	40,925
Debt securities, treasury and other bills | Offset
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	0	0
Debt securities, treasury and other bills | Net exposure
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	£ 46,701	£ 40,925